Schedule of Investments (unaudited)
July 31, 2025
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 86.7%
Communication Services — 11.8%
Diversified Telecommunication Services — 0.8%
Cogent Communications Group LLC/Cogent Finance Inc., Senior Secured Notes	6.500%	7/1/32	$1,270,000	$1,246,166 (a)
Level 3 Financing Inc., Senior Secured Notes	10.750%	12/15/30	310,000	349,912 (a)
Total Diversified Telecommunication Services				1,596,078
Entertainment — 1.7%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	1,255,000	1,305,298 (a)
Cinemark USA Inc., Senior Notes	5.250%	7/15/28	525,000	521,697 (a)
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	200,000	201,444 (a)(b)
Go Daddy Operating Co. LLC/GD Finance Co. Inc., Senior Notes	3.500%	3/1/29	930,000	873,730 (a)
Nexstar Media Inc., Senior Notes	5.625%	7/15/27	665,000	664,125 (a)
Total Entertainment				3,566,294
Interactive Media & Services — 0.6%
Snap Inc., Senior Notes	6.875%	3/1/33	1,290,000	1,323,664 (a)
Media — 7.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	6/1/29	565,000	555,291 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	3/1/30	1,770,000	1,683,144 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	80,000	73,125 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	890,000	823,537 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	740,000	638,266 (a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	655,000	619,138 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.875%	4/1/30	290,000	298,905 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.500%	3/15/33	850,000	849,176 (a)(b)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	185,000	184,099 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	370,000	357,106 (a)
Discovery Communications LLC, Senior Notes	4.125%	5/15/29	520,000	484,695
EW Scripps Co., Secured Notes	9.875%	8/15/30	1,360,000	1,352,855 (a)(b)
Gray Media Inc., Secured Notes	9.625%	7/15/32	525,000	529,983 (a)
Gray Media Inc., Senior Notes	5.375%	11/15/31	580,000	428,601 (a)
Gray Media Inc., Senior Secured Notes	7.250%	8/15/33	210,000	209,081 (a)
McGraw-Hill Education Inc., Senior Notes	8.000%	8/1/29	705,000	717,205 (a)
McGraw-Hill Education Inc., Senior Secured Notes	5.750%	8/1/28	225,000	224,306 (a)
McGraw-Hill Education Inc., Senior Secured Notes	7.375%	9/1/31	610,000	634,607 (a)
News Corp., Senior Notes	5.125%	2/15/32	65,000	63,409 (a)
Nexstar Media Inc., Senior Notes	4.750%	11/1/28	185,000	179,963 (a)
Sinclair Television Group Inc., Senior Secured Notes	8.125%	2/15/33	1,440,000	1,469,735 (a)
Sirius XM Radio LLC, Senior Notes	4.000%	7/15/28	235,000	223,817 (a)
Sirius XM Radio LLC, Senior Notes	5.500%	7/1/29	565,000	558,449 (a)
Sirius XM Radio LLC, Senior Notes	3.875%	9/1/31	455,000	401,819 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	485,000	503,559 (a)
Virgin Media Secured Finance PLC, Senior Secured Notes	4.500%	8/15/30	615,000	572,456 (a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	1,235,000	1,087,378 (a)
Ziggo Bond Co. BV, Senior Notes	5.125%	2/28/30	425,000	371,225 (a)
Total Media				16,094,930
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Wireless Telecommunication Services — 1.0%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	$200,000	$184,101 (a)
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	550,000	553,411 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	460,000	430,566 (a)
Iliad Holding SASU, Senior Secured Notes	7.000%	4/15/32	345,000	354,535 (a)
Zegona Finance PLC, Senior Secured Notes	8.625%	7/15/29	595,000	634,270 (a)
Total Wireless Telecommunication Services				2,156,883

Total Communication Services				24,737,849
Consumer Discretionary — 15.7%
Automobile Components — 0.8%
Adient Global Holdings Ltd., Senior Notes	8.250%	4/15/31	790,000	826,493 (a)
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	150,000	153,063 (a)
IHO Verwaltungs GmbH, Senior Secured Notes (7.750% Cash or 8.500% PIK)	7.750%	11/15/30	365,000	374,948 (a)(c)
IHO Verwaltungs GmbH, Senior Secured Notes (8.000% Cash or 8.750% PIK)	8.000%	11/15/32	365,000	375,544 (a)(c)
Total Automobile Components				1,730,048
Broadline Retail — 0.1%
Kohl’s Corp., Senior Secured Notes	10.000%	6/1/30	265,000	275,587 (a)
Diversified Consumer Services — 0.4%
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	785,000	785,741 (a)
Hotels, Restaurants & Leisure — 9.1%
1011778 BC ULC/New Red Finance Inc., Secured Notes	4.000%	10/15/30	820,000	760,757 (a)
Aramark Services Inc., Senior Notes	5.000%	2/1/28	805,000	797,927 (a)
Boyd Gaming Corp., Senior Notes	4.750%	6/15/31	1,390,000	1,324,839 (a)
Caesars Entertainment Inc., Senior Notes	4.625%	10/15/29	825,000	780,243 (a)
Caesars Entertainment Inc., Senior Notes	6.000%	10/15/32	510,000	492,647 (a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	975,000	1,006,353 (a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	20,000	20,409 (a)
Carnival Corp., Senior Notes	5.750%	3/1/27	74,000	74,784 (a)
Carnival Corp., Senior Notes	6.000%	5/1/29	120,000	121,139 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	300,000	304,489 (a)
Carnival Corp., Senior Notes	5.875%	6/15/31	515,000	523,047 (a)
Carnival Corp., Senior Notes	5.750%	8/1/32	525,000	529,210 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	235,000	239,316 (a)
Churchill Downs Inc., Senior Notes	5.750%	4/1/30	530,000	529,086 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Notes	6.750%	1/15/30	935,000	880,404 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.875%	3/15/33	265,000	267,191 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	9/15/33	1,250,000	1,251,969 (a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	410,000	409,840
Light & Wonder International Inc., Senior Notes	7.250%	11/15/29	520,000	535,008 (a)
Light & Wonder International Inc., Senior Notes	7.500%	9/1/31	315,000	328,570 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	160,000	169,843 (a)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	185,000	190,133 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	175,000	183,965 (a)
Penn Entertainment Inc., Senior Notes	5.625%	1/15/27	340,000	338,218 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	745,000	750,816 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	60,000	61,620 (a)
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2025 Quarterly Report

 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	$780,000	$793,360 (a)
Scientific Games Holdings LP/Scientific Games US FinCo Inc., Senior Notes	6.625%	3/1/30	490,000	472,381 (a)
Six Flags Entertainment Corp., Senior Notes	7.250%	5/15/31	655,000	668,075 (a)
Station Casinos LLC, Senior Notes	6.625%	3/15/32	340,000	346,956 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	980,000	988,149 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	600,000	646,009 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	155,000	153,902 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	1,890,000	2,011,400 (a)
Total Hotels, Restaurants & Leisure				18,952,055
Household Durables — 2.4%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	8/1/33	245,000	244,676 (a)
LGI Homes Inc., Senior Notes	8.750%	12/15/28	680,000	713,624 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	275,000	288,853 (a)
Newell Brands Inc., Senior Notes	6.375%	5/15/30	380,000	369,185
Newell Brands Inc., Senior Notes	6.625%	5/15/32	675,000	647,209
Taylor Morrison Communities Inc., Senior Notes	5.875%	6/15/27	380,000	383,027 (a)
Taylor Morrison Communities Inc., Senior Notes	5.750%	1/15/28	165,000	166,513 (a)
Taylor Morrison Communities Inc., Senior Notes	5.125%	8/1/30	1,040,000	1,027,740 (a)
TopBuild Corp., Senior Notes	4.125%	2/15/32	685,000	632,024 (a)
Weekley Homes LLC/Weekley Finance Corp., Senior Notes	4.875%	9/15/28	660,000	635,684 (a)
Total Household Durables				5,108,535
Specialty Retail — 1.4%
Bath & Body Works Inc., Senior Notes	6.875%	11/1/35	950,000	979,035
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	530,000	519,340 (a)
Specialty Building Products Holdings LLC/SBP Finance Corp., Senior Secured Notes	7.750%	10/15/29	200,000	196,213 (a)
Wayfair LLC, Senior Secured Notes	7.250%	10/31/29	685,000	698,690 (a)
Wayfair LLC, Senior Secured Notes	7.750%	9/15/30	455,000	467,465 (a)
Total Specialty Retail				2,860,743
Textiles, Apparel & Luxury Goods — 1.5%
Beach Acquisition Bidco LLC, Senior Notes (10.000% Cash or 10.750% PIK)	10.000%	7/15/33	795,000	830,835 (a)(c)
Crocs Inc., Senior Notes	4.250%	3/15/29	420,000	400,057 (a)
Crocs Inc., Senior Notes	4.125%	8/15/31	305,000	276,190 (a)
Hanesbrands Inc., Senior Notes	9.000%	2/15/31	1,010,000	1,064,333 (a)
Levi Strauss & Co., Senior Notes	3.500%	3/1/31	590,000	541,100 (a)
Total Textiles, Apparel & Luxury Goods				3,112,515

Total Consumer Discretionary				32,825,224
Consumer Staples — 3.1%
Consumer Staples Distribution & Retail — 0.9%
US Foods Inc., Senior Notes	7.250%	1/15/32	1,390,000	1,449,926 (a)
US Foods Inc., Senior Notes	5.750%	4/15/33	295,000	293,024 (a)
Total Consumer Staples Distribution & Retail				1,742,950
Food Products — 0.8%
Chobani Holdco II LLC, Senior Notes (8.750% Cash or 9.500% PIK)	8.750%	10/1/29	156,293	168,028 (a)(c)
Chobani LLC/Chobani Finance Corp. Inc., Senior Notes	7.625%	7/1/29	1,505,000	1,569,903 (a)
Total Food Products				1,737,931
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Household Products — 0.2%
Energizer Holdings Inc., Senior Notes	4.375%	3/31/29	$440,000	$417,690 (a)
Personal Care Products — 1.2%
Coty Inc/HFC Prestige Products Inc./HFC Prestige International US LLC, Senior Secured Notes	4.750%	1/15/29	1,040,000	1,021,219 (a)
Opal Bidco SAS, Senior Secured Notes	6.500%	3/31/32	1,500,000	1,515,991 (a)
Total Personal Care Products				2,537,210

Total Consumer Staples				6,435,781
Energy — 5.1%
Energy Equipment & Services — 0.9%
Kodiak Gas Services LLC, Senior Notes	7.250%	2/15/29	495,000	507,405 (a)
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	495,000	397,326 (a)
Precision Drilling Corp., Senior Notes	7.125%	1/15/26	68,000	68,265 (a)
Precision Drilling Corp., Senior Notes	6.875%	1/15/29	250,000	250,051 (a)
Transocean Aquila Ltd., Senior Secured Notes	8.000%	9/30/28	101,923	103,305 (a)
Transocean Inc., Senior Secured Notes	8.750%	2/15/30	128,000	132,821 (a)
Transocean Poseidon Ltd., Senior Secured Notes	6.875%	2/1/27	115,500	115,782 (a)
Transocean Titan Financing Ltd., Senior Secured Notes	8.375%	2/1/28	285,000	292,348 (a)
Total Energy Equipment & Services				1,867,303
Oil, Gas & Consumable Fuels — 4.2%
CQP Holdco LP/BIP-V Chinook Holdco LLC, Senior Secured Notes	5.500%	6/15/31	960,000	938,527 (a)
Encino Acquisition Partners Holdings LLC, Senior Notes	8.500%	5/1/28	520,000	531,050 (a)
Kinetik Holdings LP, Senior Notes	5.875%	6/15/30	1,720,000	1,722,974 (a)
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Senior Notes	7.875%	11/1/28	555,000	579,533 (a)
SM Energy Co., Senior Notes	6.750%	9/15/26	335,000	336,020
TGNR Intermediate Holdings LLC, Senior Notes	5.500%	10/15/29	690,000	672,690 (a)
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	265,000	289,169 (a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	435,000	450,241 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	1,420,000	1,532,988 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	115,000	124,265 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	1/15/34	620,000	638,213 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	115,000	126,165 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	365,000	375,706 (a)
Viper Energy Inc., Senior Notes	5.375%	11/1/27	435,000	435,152 (a)
Total Oil, Gas & Consumable Fuels				8,752,693

Total Energy				10,619,996
Financials — 10.9%
Capital Markets — 0.5%
Osaic Holdings Inc., Senior Notes	8.000%	8/1/33	300,000	305,100 (a)(b)
Osaic Holdings Inc., Senior Secured Notes	6.750%	8/1/32	315,000	319,051 (a)(b)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	440,000	448,222 (a)
Total Capital Markets				1,072,373
Consumer Finance — 3.2%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	390,000	440,813
Encore Capital Group Inc., Senior Secured Notes	9.250%	4/1/29	380,000	400,707 (a)
Encore Capital Group Inc., Senior Secured Notes	8.500%	5/15/30	985,000	1,043,721 (a)
FirstCash Inc., Senior Notes	6.875%	3/1/32	1,570,000	1,611,377 (a)
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2025 Quarterly Report

 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Finance — continued
OneMain Finance Corp., Senior Notes	5.375%	11/15/29	$395,000	$387,641
OneMain Finance Corp., Senior Notes	7.500%	5/15/31	640,000	667,596
OneMain Finance Corp., Senior Notes	7.125%	11/15/31	350,000	361,632
PRA Group Inc., Senior Notes	8.875%	1/31/30	1,610,000	1,674,078 (a)
Total Consumer Finance				6,587,565
Financial Services — 4.6%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	265,000	280,354 (a)
Freedom Mortgage Corp., Senior Notes	12.250%	10/1/30	545,000	603,348 (a)
Freedom Mortgage Holdings LLC, Senior Notes	8.375%	4/1/32	1,180,000	1,207,954 (a)
GGAM Finance Ltd., Senior Notes	8.000%	2/15/27	420,000	432,818 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	1,285,000	1,275,895 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	320,000	327,699 (a)
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	765,000	808,015 (a)
Jefferson Capital Holdings LLC, Senior Notes	8.250%	5/15/30	735,000	767,497 (a)
Nationstar Mortgage Holdings Inc., Senior Notes	5.750%	11/15/31	1,140,000	1,153,578 (a)
Nationstar Mortgage Holdings Inc., Senior Notes	7.125%	2/1/32	420,000	438,920 (a)
PHH Escrow Issuer LLC/PHH Corp., Senior Notes	9.875%	11/1/29	1,570,000	1,574,426 (a)
Rocket Cos. Inc., Senior Notes	6.375%	8/1/33	800,000	816,987 (a)
Total Financial Services				9,687,491
Insurance — 2.2%
Acrisure LLC/Acrisure Finance Inc., Senior Notes	8.500%	6/15/29	850,000	887,446 (a)
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	7.500%	11/6/30	630,000	651,255 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Notes	5.875%	11/1/29	720,000	709,601 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Notes	7.375%	10/1/32	430,000	442,568 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Secured Notes	7.000%	1/15/31	840,000	864,467 (a)
Jones Deslauriers Insurance Management Inc., Senior Notes	10.500%	12/15/30	475,000	505,223 (a)
Jones Deslauriers Insurance Management Inc., Senior Secured Notes	8.500%	3/15/30	545,000	575,503 (a)
Total Insurance				4,636,063
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	840,000	798,611 (a)

Total Financials				22,782,103
Health Care — 7.9%
Biotechnology — 1.4%
Grifols SA, Senior Notes	4.750%	10/15/28	1,365,000	1,316,090 (a)
Kedrion SpA, Senior Secured Notes	6.500%	9/1/29	1,800,000	1,743,201 (a)
Total Biotechnology				3,059,291
Health Care Equipment & Supplies — 0.6%
Bausch & Lomb Escrow Corp., Senior Secured Notes	8.375%	10/1/28	165,000	172,235 (a)
Insulet Corp., Senior Notes	6.500%	4/1/33	80,000	82,291 (a)
Medline Borrower LP, Senior Notes	5.250%	10/1/29	470,000	461,111 (a)
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	505,000	481,922 (a)
Total Health Care Equipment & Supplies				1,197,559
Health Care Providers & Services — 3.8%
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	375,000	265,410 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.625%	3/15/27	250,000	250,550 (a)
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	$1,375,000	$1,204,129 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	610,000	640,275 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	505,000	508,857 (a)(b)
Concentra Health Services Inc., Senior Notes	6.875%	7/15/32	610,000	627,532 (a)
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	970,000	1,000,400 (d)
DaVita Inc., Senior Notes	4.625%	6/1/30	260,000	248,129 (a)
DaVita Inc., Senior Notes	6.875%	9/1/32	1,400,000	1,440,389 (a)
DaVita Inc., Senior Notes	6.750%	7/15/33	90,000	92,896 (a)
Tenet Healthcare Corp., Senior Secured Notes	5.125%	11/1/27	650,000	647,776
Tenet Healthcare Corp., Senior Secured Notes	4.250%	6/1/29	425,000	410,482
Tenet Healthcare Corp., Senior Secured Notes	6.125%	6/15/30	725,000	732,452
Total Health Care Providers & Services				8,069,277
Health Care Technology — 0.5%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	1,050,000	1,033,044 (a)
Life Sciences Tools & Services — 0.6%
IQVIA Inc., Senior Notes	6.250%	6/1/32	1,220,000	1,252,580 (a)
Pharmaceuticals — 1.0%
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	195,000	207,691 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	785,000	857,000
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	855,000	968,206
Total Pharmaceuticals				2,032,897

Total Health Care				16,644,648
Industrials — 14.8%
Aerospace & Defense — 3.1%
ATI Inc., Senior Notes	5.125%	10/1/31	1,410,000	1,370,015
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	330,000	337,855 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	255,000	261,877 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	1,240,000	1,284,316 (a)
Efesto Bidco S.p.A Efesto US LLC, Senior Secured Notes	7.500%	2/15/32	645,000	659,542 (a)
Imola Merger Corp., Senior Secured Notes	4.750%	5/15/29	600,000	582,618 (a)
Spirit AeroSystems Inc., Secured Notes	9.750%	11/15/30	915,000	1,007,464 (a)
Spirit AeroSystems Inc., Senior Notes	4.600%	6/15/28	445,000	438,167
Spirit AeroSystems Inc., Senior Secured Notes	9.375%	11/30/29	170,000	179,841 (a)
TransDigm Inc., Senior Secured Notes	6.000%	1/15/33	450,000	452,616 (a)
Total Aerospace & Defense				6,574,311
Building Products — 1.5%
Builders FirstSource Inc., Senior Notes	6.375%	3/1/34	755,000	767,049 (a)
Builders FirstSource Inc., Senior Notes	6.750%	5/15/35	425,000	436,284 (a)
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	505,000	515,913 (a)
MIWD Holdco II LLC/MIWD Finance Corp., Senior Notes	5.500%	2/1/30	405,000	386,509 (a)
Quikrete Holdings Inc., Senior Notes	6.750%	3/1/33	755,000	774,829 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	315,000	323,269 (a)
Total Building Products				3,203,853
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2025 Quarterly Report

 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Commercial Services & Supplies — 3.3%
Clean Harbors Inc., Senior Notes	6.375%	2/1/31	$1,215,000	$1,242,528 (a)
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	1,210,000	1,255,481 (a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	755,000	735,749 (a)
RB Global Holdings Inc., Senior Notes	7.750%	3/15/31	1,115,000	1,169,905 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,725,000	1,764,209 (a)
Waste Pro USA Inc., Senior Notes	7.000%	2/1/33	440,000	457,628 (a)
Wrangler Holdco Corp., Senior Notes	6.625%	4/1/32	295,000	305,024 (a)
Total Commercial Services & Supplies				6,930,524
Construction & Engineering — 0.8%
Arcosa Inc., Senior Notes	6.875%	8/15/32	1,080,000	1,116,689 (a)
Aretec Group Inc., Senior Secured Notes	10.000%	8/15/30	125,000	136,458 (a)
JH North America Holdings Inc., Senior Secured Notes	5.875%	1/31/31	55,000	55,223 (a)
JH North America Holdings Inc., Senior Secured Notes	6.125%	7/31/32	240,000	242,670 (a)
Total Construction & Engineering				1,551,040
Electrical Equipment — 0.8%
WESCO Distribution Inc., Senior Notes	6.375%	3/15/29	70,000	71,886 (a)
WESCO Distribution Inc., Senior Notes	6.625%	3/15/32	1,605,000	1,658,061 (a)
Total Electrical Equipment				1,729,947
Ground Transportation — 0.7%
Watco Cos. LLC/Watco Finance Corp., Senior Notes	7.125%	8/1/32	1,300,000	1,349,952 (a)
Machinery — 0.8%
Allison Transmission Inc., Senior Notes	3.750%	1/30/31	655,000	599,040 (a)
Chart Industries Inc., Senior Notes	9.500%	1/1/31	135,000	144,480 (a)
Terex Corp., Senior Notes	5.000%	5/15/29	175,000	170,966 (a)
Terex Corp., Senior Notes	6.250%	10/15/32	730,000	731,841 (a)
Total Machinery				1,646,327
Professional Services — 0.3%
CACI International Inc., Senior Notes	6.375%	6/15/33	655,000	670,583 (a)
Trading Companies & Distributors — 3.1%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	1,865,000	1,810,767 (a)
Herc Holdings Inc., Senior Notes	5.500%	7/15/27	825,000	822,294 (a)
Herc Holdings Inc., Senior Notes	6.625%	6/15/29	600,000	614,719 (a)
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	135,000	139,612 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	500,000	518,124 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	1,205,000	1,243,890 (a)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	1,365,000	1,401,245 (a)
Total Trading Companies & Distributors				6,550,651
Transportation Infrastructure — 0.4%
Beacon Mobility Corp., Senior Secured Notes	7.250%	8/1/30	770,000	785,046 (a)

Total Industrials				30,992,234
Information Technology — 4.5%
Communications Equipment — 1.2%
CommScope LLC, Senior Notes	7.125%	7/1/28	645,000	638,905 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	1,385,000	1,400,320 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	465,000	405,460 (a)
Total Communications Equipment				2,444,685
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electronic Equipment, Instruments & Components — 0.4%
TTM Technologies Inc., Senior Notes	4.000%	3/1/29	$930,000	$886,017 (a)
IT Services — 0.6%
CDW LLC/CDW Finance Corp., Senior Notes	3.250%	2/15/29	325,000	308,213
Gartner Inc., Senior Notes	3.750%	10/1/30	355,000	332,545 (a)
McAfee Corp., Senior Notes	7.375%	2/15/30	715,000	663,701 (a)
Total IT Services				1,304,459
Semiconductors & Semiconductor Equipment — 0.3%
ON Semiconductor Corp., Senior Notes	3.875%	9/1/28	575,000	556,163 (a)
Software — 1.0%
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	445,000	460,838 (a)
Cloud Software Group Inc., Senior Secured Notes	6.500%	3/31/29	495,000	500,240 (a)
Rocket Software Inc., Senior Notes	6.500%	2/15/29	525,000	510,975 (a)
UKG Inc., Senior Secured Notes	6.875%	2/1/31	715,000	734,512 (a)
Total Software				2,206,565
Technology Hardware, Storage & Peripherals — 1.0%
Ahead DB Holdings LLC, Senior Notes	6.625%	5/1/28	675,000	680,056 (a)
Fortress Intermediate 3 Inc., Senior Secured Notes	7.500%	6/1/31	430,000	451,815 (a)
Seagate Data Storage Technology Pte Ltd., Senior Notes	3.125%	7/15/29	545,000	488,377 (a)
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	505,000	511,415 (a)
Total Technology Hardware, Storage & Peripherals				2,131,663

Total Information Technology				9,529,552
Materials — 7.8%
Chemicals — 2.0%
Avient Corp., Senior Notes	7.125%	8/1/30	740,000	760,739 (a)
Avient Corp., Senior Notes	6.250%	11/1/31	805,000	808,590 (a)
Herens Holdco Sarl, Senior Secured Notes	4.750%	5/15/28	400,000	349,114 (a)
Olympus Water US Holding Corp., Senior Secured Notes	9.750%	11/15/28	540,000	566,771 (a)
SCIH Salt Holdings Inc., Senior Notes	6.625%	5/1/29	680,000	672,804 (a)
SCIH Salt Holdings Inc., Senior Secured Notes	4.875%	5/1/28	665,000	646,279 (a)
SCIL IV LLC/SCIL USA Holdings LLC, Senior Secured Notes	5.375%	11/1/26	200,000	199,057 (a)
Vibrantz Technologies Inc., Senior Notes	9.000%	2/15/30	400,000	256,402 (a)
Total Chemicals				4,259,756
Construction Materials — 1.5%
American Builders & Contractors Supply Co. Inc., Senior Notes	3.875%	11/15/29	720,000	679,306 (a)
Cemex SAB de CV, Subordinated Notes (7.200% to 9/10/30 then 5 year Treasury Constant Maturity Rate + 3.520%)	7.200%	6/10/30	485,000	495,767 (a)(d)(e)
Standard Building Solutions Inc., Senior Notes	6.500%	8/15/32	1,260,000	1,287,571 (a)
Standard Building Solutions Inc., Senior Notes	6.250%	8/1/33	560,000	565,766 (a)
Total Construction Materials				3,028,410
Containers & Packaging — 1.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	575,000	524,232 (a)
Graphic Packaging International LLC, Senior Notes	3.750%	2/1/30	1,140,000	1,066,580 (a)
Mauser Packaging Solutions Holding Co., Senior Secured Notes	7.875%	4/15/27	1,050,000	1,060,475 (a)
Total Containers & Packaging				2,651,287
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2025 Quarterly Report

 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Metals & Mining — 2.7%
Big River Steel LLC/BRS Finance Corp., Senior Secured Notes	6.625%	1/31/29	$265,000	$265,191 (a)
Commercial Metals Co., Senior Notes	4.375%	3/15/32	350,000	324,483
Constellium SE, Senior Notes	5.625%	6/15/28	970,000	961,446 (a)
Constellium SE, Senior Notes	6.375%	8/15/32	405,000	410,857 (a)
Fortescue Treasury Pty Ltd., Senior Notes	6.125%	4/15/32	995,000	1,015,512 (a)
Novelis Corp., Senior Notes	4.750%	1/30/30	930,000	891,503 (a)
Novelis Corp., Senior Notes	6.875%	1/30/30	360,000	371,200 (a)
Novelis Corp., Senior Notes	3.875%	8/15/31	1,225,000	1,099,889 (a)
TMS International Corp., Senior Notes	6.250%	4/15/29	390,000	371,638 (a)
Total Metals & Mining				5,711,719
Paper & Forest Products — 0.3%
Mercer International Inc., Senior Notes	12.875%	10/1/28	275,000	277,711 (a)
Mercer International Inc., Senior Notes	5.125%	2/1/29	485,000	391,134
Total Paper & Forest Products				668,845

Total Materials				16,320,017
Real Estate — 2.8%
Diversified REITs — 0.5%
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	925,000	962,028 (a)
Hotel & Resort REITs — 0.8%
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	7.250%	7/15/28	255,000	263,156 (a)
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	6.500%	4/1/32	1,070,000	1,093,609 (a)
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	6.500%	6/15/33	270,000	276,704 (a)
XHR LP, Senior Notes	6.625%	5/15/30	145,000	147,556 (a)
Total Hotel & Resort REITs				1,781,025
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., Secured Notes	7.000%	4/15/30	427,000	409,317 (a)
Specialized REITs — 1.3%
Iron Mountain Inc., Senior Notes	5.625%	7/15/32	665,000	657,024 (a)
Iron Mountain Inc., Senior Notes	6.250%	1/15/33	870,000	885,458 (a)
Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Notes	5.000%	8/15/27	140,000	138,686 (a)
Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Notes	4.625%	3/15/30	375,000	356,400 (a)
Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Secured Notes	7.375%	2/15/31	250,000	262,727 (a)
SBA Communications Corp., Senior Notes	3.875%	2/15/27	490,000	481,863
Total Specialized REITs				2,782,158

Total Real Estate				5,934,528
Utilities — 2.3%
Electric Utilities — 1.6%
Electricite de France SA, Junior Subordinated Notes (9.125% to 6/15/33 then 5 year Treasury Constant Maturity Rate + 5.411%)	9.125%	3/15/33	200,000	229,675 (a)(d)(e)
NRG Energy Inc., Junior Subordinated Notes (10.250% to 3/15/28 then 5 year Treasury Constant Maturity Rate + 5.920%)	10.250%	3/15/28	380,000	418,601 (a)(d)(e)
PG&E Corp., Junior Subordinated Notes (7.375% to 3/15/30 then 5 year Treasury Constant Maturity Rate + 3.883%)	7.375%	3/15/55	235,000	227,358 (d)
PG&E Corp., Senior Secured Notes	5.250%	7/1/30	955,000	916,873
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	670,000	709,645 (a)
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	$795,000	$826,539 (a)
Total Electric Utilities				3,328,691
Independent Power and Renewable Electricity Producers — 0.7%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Senior Notes	6.375%	2/15/32	1,130,000	1,142,299 (a)
Calpine Corp., Senior Notes	5.000%	2/1/31	335,000	331,333 (a)
Total Independent Power and Renewable Electricity Producers				1,473,632

Total Utilities				4,802,323
Total Corporate Bonds & Notes (Cost — $178,133,622)				181,624,255
Senior Loans — 5.9%
Communication Services — 0.5%
Media — 0.5%
Clear Channel Outdoor Holdings Inc., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	8.471%	8/21/28	583,351	583,299 (d)(f)(g)(h)
DirecTV Financing LLC, 2024 Term Loan B (3 mo. Term SOFR + 5.512%)	9.820%	8/2/29	499,373	496,179 (d)(f)(g)

Total Communication Services				1,079,478
Consumer Discretionary — 1.2%
Automobile Components — 0.5%
Clarios Global LP, Amendment No. 6 Dollar Term Loan (1 mo. Term SOFR + 2.750%)	7.106%	1/28/32	524,165	524,928 (d)(f)(g)
Dexko Global Inc., First Lien Closing Date Dollar Term Loan (1 mo. Term SOFR + 3.864%)	8.221%	10/4/28	538,517	514,773 (d)(f)(g)(h)
Total Automobile Components				1,039,701
Entertainment — 0.1%
Scientific Games Holdings LP, 2024 Refinancing Dollar Term Loan (3 mo. Term SOFR + 3.000%)	7.286%	4/4/29	173,248	173,373 (d)(f)(g)
Hotels, Restaurants & Leisure — 0.3%
Fertitta Entertainment LLC, Initial Term Loan B (3 mo. Term SOFR + 3.250%)	7.601%	1/27/29	419,217	420,045 (d)(f)(g)
IRB Holding Corp., 2024 Replacement New Term Loan B (1 mo. Term SOFR + 2.500%)	6.856%	12/15/27	181,954	182,110 (d)(f)(g)
Total Hotels, Restaurants & Leisure				602,155
Specialty Retail — 0.3%
PetsMart LLC, Initial Term Loan (1 mo. Term SOFR + 3.850%)	8.206%	2/11/28	645,625	645,221 (d)(f)(g)
Textiles, Apparel & Luxury Goods — 0.0%††
Crocs Inc., 2024 Refinancing Term Loan (1 mo. Term SOFR + 2.250%)	6.606%	2/20/29	82,143	82,780 (d)(f)(g)
Skechers U.S.A. Inc., 2025 First Lien USD Term Loan B	—	6/25/32	24,515	24,699 (h)
Total Textiles, Apparel & Luxury Goods				107,479

Total Consumer Discretionary				2,567,929
Consumer Staples — 0.2%
Consumer Staples Distribution & Retail — 0.2%
Froneri International Ltd., Term Loan	—	7/16/32	479,070	478,682 (h)

Financials — 0.1%
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	7.593%	6/13/30	148,000	149,110 (d)(f)(g)
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2025 Quarterly Report

 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care — 0.6%
Health Care Equipment & Supplies — 0.2%
Bausch & Lomb Corp., Third Amendment Term Loan (1 mo. Term SOFR + 4.250%)	8.606%	1/15/31	$248,638	$250,005 (d)(f)(g)
Medline Borrower LP, Dollar Incremental Term Loan (1 mo. Term SOFR + 2.250%)	6.606%	10/23/28	251,227	251,733 (d)(f)(g)
Total Health Care Equipment & Supplies				501,738
Pharmaceuticals — 0.4%
Endo Finance Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	8.356%	4/23/31	789,935	792,799 (d)(f)(g)

Total Health Care				1,294,537
Industrials — 0.9%
Aerospace & Defense — 0.4%
TransDigm Inc., Term Loan L (3 mo. Term SOFR + 2.500%)	6.796%	1/19/32	784,075	787,207 (d)(f)(g)
Commercial Services & Supplies — 0.1%
Filtration Group Corp., 2025 Incremental Dollar Term Loan (1 mo. Term SOFR + 3.000%)	7.356%	10/21/28	179,535	180,166 (d)(f)(g)
Passenger Airlines — 0.4%
American Airlines Inc., 2024 Replacement Term Loan (6 mo. Term SOFR + 2.250%)	6.507%	6/4/29	138,600	138,268 (d)(f)(g)
American Airlines Inc., 2025 Incremental Term Loan (3 mo. Term SOFR + 3.250%)	7.575%	5/28/32	24,937	25,140 (d)(f)(g)
American Airlines Inc., Repriced Term Loan (3 mo. Term SOFR + 2.250%)	6.575%	4/20/28	788,123	785,956 (d)(f)(g)
Total Passenger Airlines				949,364

Total Industrials				1,916,737
Information Technology — 1.8%
Communications Equipment — 0.5%
CommScope Inc., Initial Term Loan	—	12/17/29	555,000	565,481 (h)
Connect US Finco LLC, Amendment No. 4 Term Loan (1 mo. Term SOFR + 4.500%)	8.856%	9/27/29	315,375	310,102 (d)(f)(g)
Viasat Inc., Initial Term Loan (1 mo. Term SOFR + 4.614%)	8.971%	3/2/29	59,086	58,459 (d)(f)(g)
Total Communications Equipment				934,042
IT Services — 0.0%††
Shift4 Payments LLC, Amendment No. 2 Term Loan (2 mo. Term SOFR + 2.750%)	7.048%	6/30/32	90,000	90,694 (d)(f)(g)
Software — 1.0%
Cloud Software Group Inc., Initial Dollar Term Loan Facility B (3 mo. Term SOFR + 3.500%)	7.796%	3/30/29	670,505	672,409 (d)(f)(g)
Flash Charm Inc., 2024 Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.776%	3/2/28	311,845	293,385 (d)(f)(g)
Proofpoint Inc., 2024 Refinancing Term Loan (1 mo. Term SOFR + 3.000%)	7.356%	8/31/28	494,279	495,671 (d)(f)(g)
Rocket Software Inc., Term Loan (1 mo. Term SOFR + 3.750%)	8.106%	11/28/28	405,178	406,667 (d)(f)(g)
UKG Inc., Term Loan B (3 mo. Term SOFR + 3.000%)	7.320%	2/10/31	281,736	282,026 (d)(f)(g)
Total Software				2,150,158
Technology Hardware, Storage & Peripherals — 0.3%
Fortress Intermediate 3 Inc., 2025 Term Loan B (1 mo. Term SOFR + 3.000%)	7.322%	6/27/31	601,360	603,239 (d)(f)(g)

Total Information Technology				3,778,133
Materials — 0.6%
Chemicals — 0.4%
Nouryon Finance BV, 2024 Dollar Term Loan B1 (6 mo. Term SOFR + 3.250%)	7.510%	4/3/28	565,150	566,035 (d)(f)(g)
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Chemicals — continued
Nouryon Finance BV, 2024 Dollar Term Loan B2 (3 mo. Term SOFR + 3.250%)	7.550%	4/3/28	$103,432	$103,513 (d)(f)(g)
Vibrantz Technologies Inc., Initial Term Loan (3 mo. Term SOFR + 4.400%)	8.728%	4/23/29	215,640	182,935 (d)(f)(g)
Total Chemicals				852,483
Containers & Packaging — 0.2%
Klockner Pentaplast of America Inc., USD Term Loan Facility B (6 mo. Term SOFR + 4.975%)	9.227%	2/12/26	280,991	258,660 (d)(f)(g)

Total Materials				1,111,143
Total Senior Loans (Cost — $12,370,669)				12,375,749
Convertible Bonds & Notes — 1.2%
Consumer Staples — 0.5%
Consumer Staples Distribution & Retail — 0.3%
Chefs’ Warehouse Inc., Senior Notes	2.375%	12/15/28	382,000	624,952
Food Products — 0.2%
Post Holdings Inc., Senior Notes	2.500%	8/15/27	448,000	506,778

Total Consumer Staples				1,131,730
Information Technology — 0.4%
Software — 0.2%
Guidewire Software Inc., Senior Notes	1.250%	11/1/29	402,000	461,898 (a)
Technology Hardware, Storage & Peripherals — 0.2%
Seagate HDD Cayman, Senior Notes	3.500%	6/1/28	228,000	442,405

Total Information Technology				904,303
Real Estate — 0.3%
Health Care REITs — 0.3%
Welltower OP LLC, Senior Notes	2.750%	5/15/28	313,000	544,620 (a)

Total Convertible Bonds & Notes (Cost — $2,402,133)				2,580,653
			Shares
Convertible Preferred Stocks — 0.8%
Financials — 0.3%
Financial Services — 0.3%
Apollo Global Management Inc.	6.750%		6,905	526,023

Industrials — 0.3%
Aerospace & Defense — 0.3%
Boeing Co.	6.000%		9,929	701,980

Utilities — 0.2%
Electric Utilities — 0.2%
NextEra Energy Inc.	7.299%		3,869	185,867
PG&E Corp., Non Voting Shares	6.000%		5,278	200,617

Total Convertible Preferred Stocks (Cost — $1,421,826)				1,614,487
Total Investments before Short-Term Investments (Cost — $194,328,250)				198,195,144

Short-Term Investments — 5.5%
Putnam Government Money Market Fund, Class P Shares (Cost — $11,471,374)	4.080%		11,471,374	11,471,374 (i)(j)
Total Investments — 100.1% (Cost — $205,799,624)				209,666,518
Liabilities in Excess of Other Assets — (0.1)%				(219,402)
Total Net Assets — 100.0%				$209,447,116

See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2025 Quarterly Report

 Putnam ESG High Yield ETF
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	All or a portion of this loan has not settled as of July 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(i)	Rate shown is one-day yield as of the end of the reporting period.
(j)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2025, the total market value of investments in Affiliated Companies was $11,471,374 and the cost was $11,471,374 (Note 2).

Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At July 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.44 Index	$3,675,000	6/20/30	5.000% quarterly	$265,418	$223,720	$41,698

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Putnam ESG High Yield ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Putnam ESG High Yield ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

Putnam ESG High Yield ETF 2025 Quarterly Report

market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$181,624,255	—	$181,624,255
Senior Loans	—	12,375,749	—	12,375,749
Convertible Bonds & Notes	—	2,580,653	—	2,580,653
Convertible Preferred Stocks	$1,614,487	—	—	1,614,487
Total Long-Term Investments	1,614,487	196,580,657	—	198,195,144
Short-Term Investments†	11,471,374	—	—	11,471,374
Total Investments	$13,085,861	$196,580,657	—	$209,666,518
Other Financial Instruments:
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	$41,698	—	$41,698
Total	$13,085,861	$196,622,355	—	$209,708,216

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2025. The following transactions were effected

Putnam ESG High Yield ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
in such company for the period ended July 31, 2025.

	Affiliate Value at April 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$9,487,953	$33,543,957	33,543,957	$31,560,536	31,560,536

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Putnam Government Money Market Fund, Class P Shares	—	$141,110	—	$11,471,374

Putnam ESG High Yield ETF 2025 Quarterly Report